Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com
January 28, 2011
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	Post-Effective Amendment No. 30 to the Registration Statement Filed on Form N-1A (File Nos. 333-92106 and 811-21145)
Ladies and Gentlemen:
On behalf of our client, SPDR® Index Shares Funds (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, and under the Investment Company Act of 1940, Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 30”). The purpose of PEA No. 30 is to: (i) respond to the Staff’s comments on Post-Effective Amendment No. 29; (ii) incorporate updated financial information for the fiscal year ended September 30, 2010; and (iii) make other non-material changes to the Trust’s Prospectuses and Statements of Additional Information.
I hereby certify that PEA No. 30 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).
Please direct any questions or comments you may have to my attention at the address listed above. In addition, please do not hesitate to contact me at 202.739.5654 with your questions or comments.
Sincerely,
/s/ W. John McGuire
W. John McGuire